UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Hong T. Le

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2020

Flexibility can help
uncover value in any
market environment

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.48%	8.11%	11.95%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.16%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.41%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is Fundamental Investors’ semi-annual result for the period ended June 30, 2020. Also shown is the result of its primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ancfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	–5.70%	4.55%	9.40%	12.61%	12.14%
Standard & Poor’s 500 Composite Index[2,3]	–3.08	7.51	10.73	13.99	11.55

[1]	The date Capital Research and Management Company began managing the fund.
[2]	Source: S&P Dow Jones Indices.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Fundamental Investors	1

Summary investment portfolio June 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	76.91%
Eurozone*	4.65
United Kingdom	4.00
Canada	2.52
Taiwan	.98
South Korea	.81
Switzerland	.76
Japan	.66
India	.50
Other countries	2.10
Short-term securities & other assets less liabilities	6.11
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, and the Netherlands.

Common stocks 93.65%	Shares	Value (000)
Information technology 22.21%
Microsoft Corp.	26,245,668	$5,341,256
Broadcom Inc.	10,490,860	3,311,020
ASML Holding NV1	3,986,767	1,461,463
ASML Holding NV (New York registered) (ADR)	788,679	290,257
Intel Corp.	18,787,606	1,124,062
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	77,246,000	817,420
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,547,515	144,623
Advanced Micro Devices, Inc.[2]	14,367,238	755,860
Samsung Electronics Co., Ltd.[1]	12,708,781	563,369
Texas Instruments Inc.	3,770,000	478,677
Visa Inc., Class A	2,415,190	466,542
NortonLifeLock Inc.	23,164,083	459,344
Mastercard Inc., Class A	1,525,000	450,943
Applied Materials, Inc.	7,264,015	439,110
Other securities		5,772,574
		21,876,520

2	Fundamental Investors

	Shares	Value (000)
Health care 14.52%
UnitedHealth Group Inc.	7,524,977	$2,219,492
Regeneron Pharmaceuticals, Inc.[2]	2,223,049	1,386,405
Centene Corp.[2]	13,030,582	828,094
Thermo Fisher Scientific Inc.	2,114,288	766,091
Pfizer Inc.	23,355,786	763,734
Cigna Corp.	3,706,265	695,481
Vertex Pharmaceuticals Inc.[2]	2,251,696	653,690
Gilead Sciences, Inc.	6,073,500	467,295
Boston Scientific Corp.[2]	13,037,700	457,754
Other securities		6,070,194
		14,308,230

Communication services 10.96%
Facebook, Inc., Class A2	12,994,316	2,950,619
Alphabet Inc., Class C2	1,002,051	1,416,510
Alphabet Inc., Class A2	276,568	392,187
Netflix, Inc.[2]	3,724,733	1,694,903
Comcast Corp., Class A	36,736,328	1,431,982
Charter Communications, Inc., Class A2	1,959,268	999,305
Activision Blizzard, Inc.	8,197,863	622,218
Other securities		1,290,697
		10,798,421

Financials 10.28%
Berkshire Hathaway Inc., Class B2	5,047,200	900,976
Berkshire Hathaway Inc., Class A2	1,042	278,526
JPMorgan Chase & Co.	10,088,879	948,960
The Blackstone Group Inc., Class A	11,578,023	656,011
Truist Financial Corp.	14,215,750	533,801
CME Group Inc., Class A	3,122,189	507,481
Intercontinental Exchange, Inc.	4,748,376	434,951
Other securities		5,870,475
		10,131,181

Consumer staples 8.42%
British American Tobacco PLC[1]	41,308,162	1,587,118
British American Tobacco PLC (ADR)	1,679,000	65,179
Altria Group, Inc.	37,671,157	1,478,593
Philip Morris International Inc.	19,228,463	1,347,146
Conagra Brands, Inc.	17,596,760	618,878
Keurig Dr Pepper Inc.	16,692,000	474,053
Other securities		2,720,099
		8,291,066

Consumer discretionary 8.22%
Amazon.com, Inc.[2]	1,305,715	3,602,233
Prosus NV1,2	5,876,000	545,353
Other securities		3,948,199
		8,095,785

Fundamental Investors	3

Common stocks (continued)	Shares	Value (000)
Industrials 7.78%
TransDigm Group Inc.	2,114,330	$934,640
CSX Corp.	9,999,394	697,358
Parker-Hannifin Corp.	2,954,700	541,508
Honeywell International Inc.	3,657,678	528,864
Boeing Company	2,710,475	496,830
Deere & Company	2,968,619	466,518
Other securities		3,993,634
		7,659,352

Materials 4.82%
Barrick Gold Corp.	16,064,782	432,785
Other securities		4,315,957
		4,748,742

Energy 2.55%
Chevron Corp.	4,916,108	438,664
Other securities		2,074,551
		2,513,215

Utilities 2.13%
Enel SpA[1]	65,013,957	560,107
Other securities		1,539,228
		2,099,335

Real estate 1.76%
Other securities		1,732,701

Total common stocks (cost: $61,780,716,000)		92,254,548

Preferred securities 0.08%
Information technology 0.08%
Other securities		82,010

Total preferred securities (cost: $67,922,000)		82,010

Rights & warrants 0.00%
Communication services 0.00%
Other securities		203

Total rights & warrants (cost: $3,047,000)		203

Convertible stocks 0.16%
Information technology 0.16%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,873	158,096

Total convertible stocks (cost: $142,408,000)		158,096

4	Fundamental Investors

Short-term securities 5.96%	Shares	Value (000)
Money market investments 5.96%
Capital Group Central Cash Fund 0.18%[3]	58,645,451	$5,865,132

Total short-term securities (cost: $5,864,862,000)		5,865,132
Total investment securities 99.85% (cost: $67,858,955,000)		98,359,989
Other assets less liabilities 0.15%		149,769

Net assets 100.00%		$98,509,758

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security (with a value of $45,673,000, which represented .05% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.40%
Health care 0.21%
Allakos Inc.[2]	1,244,901	1,577,599	—	2,822,500
Industrials 0.19%
Armstrong World Industries, Inc.	2,187,002	265,600	—	2,452,602

	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.40%
Health care 0.21%
Allakos Inc.[2]	$—	$(20,045)	$—	$202,825
Industrials 0.19%
Armstrong World Industries, Inc.	—	(33,167)	898	191,205
Total common stocks				394,030
Total 0.40%	$—	$(53,212)	$898	$394,030

Fundamental Investors	5

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $12,623,200,000, which represented 12.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

6	Fundamental Investors

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $67,447,367)	$97,965,959
Affiliated issuers (cost: $411,588)	394,030	$98,359,989
Cash		10,419
Cash denominated in currencies other than U.S. dollars (cost: $334)		329
Receivables for:
Sales of investments	169,181
Sales of fund’s shares	48,929
Dividends	114,215	332,325
		98,703,062
Liabilities:
Payables for:
Purchases of investments	69,907
Repurchases of fund’s shares	77,920
Investment advisory services	19,559
Services provided by related parties	18,680
Trustees’ deferred compensation	3,586
Other	3,652	193,304
Net assets at June 30, 2020		$98,509,758

Net assets consist of:
Capital paid in on shares of beneficial interest		$67,494,482
Total distributable earnings		31,015,276
Net assets at June 30, 2020		$98,509,758

See notes to financial statements.

Fundamental Investors	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,719,614 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$51,380,242	896,534		$57.31
Class C	1,755,713	30,798		57.01
Class T	10	—	*	57.29
Class F-1	2,238,125	39,077		57.28
Class F-2	9,623,087	168,011		57.28
Class F-3	6,958,627	121,495		57.28
Class 529-A	2,588,486	45,246		57.21
Class 529-C	298,150	5,209		57.24
Class 529-E	84,438	1,477		57.16
Class 529-T	13	—	*	57.29
Class 529-F-1	187,030	3,274		57.13
Class R-1	114,368	2,006		57.00
Class R-2	643,046	11,291		56.95
Class R-2E	85,596	1,502		56.99
Class R-3	1,681,891	29,426		57.16
Class R-4	1,674,893	29,298		57.17
Class R-5E	353,532	6,182		57.18
Class R-5	1,161,607	20,256		57.35
Class R-6	17,680,904	308,532		57.31

*	Amount less than one thousand.

See notes to financial statements.

8	Fundamental Investors

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,376; also includes $898 from affiliates)	$1,131,857
Interest	364	$1,132,221
Fees and expenses*:
Investment advisory services	117,524
Distribution services	88,476
Transfer agent services	35,276
Administrative services	14,582
Reports to shareholders	1,629
Registration statement and prospectus	1,387
Trustees’ compensation	187
Auditing and legal	153
Custodian	1,457
Other	1,070	261,741
Net investment income		870,480

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	92,409
Currency transactions	(10,088)	82,321
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(7,225,685)
Affiliated issuers	(53,212)
Currency translations	(856)	(7,279,753)
Net realized gain and unrealized depreciation		(7,197,432)
Net decrease in net assets resulting from operations		$(6,326,952)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Fundamental Investors	9

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$870,480	$1,714,614
Net realized gain	82,321	6,292,213
Net unrealized (depreciation) appreciation	(7,279,753)	16,154,786
Net (decrease) increase in net assets resulting from operations	(6,326,952)	24,161,613

Distributions paid to shareholders	(1,943,191)	(7,671,101)

Net capital share transactions	(1,737,504)	3,796,000

Total (decrease) increase in net assets	(10,007,647)	20,286,512

Net assets:
Beginning of period	108,517,405	88,230,893
End of period	$98,509,758	$108,517,405

*	Unaudited.

See notes to financial statements.

10	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Fundamental Investors	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	Fundamental Investors

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued

Fundamental Investors	13

based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

14	Fundamental Investors

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,546,440	$3,330,080	$—	$21,876,520
Health care	13,144,730	1,163,500	—	14,308,230
Communication services	10,732,927	65,494	—	10,798,421
Financials	8,727,960	1,403,221	—	10,131,181
Consumer staples	6,149,175	2,141,891	—	8,291,066
Consumer discretionary	6,770,832	1,324,953	—	8,095,785
Industrials	6,396,860	1,262,492	—	7,659,352
Materials	4,007,934	740,808	—	4,748,742
Energy	2,190,794	322,421	—	2,513,215
Utilities	1,313,005	786,330	—	2,099,335
Real estate	1,732,701	—	—	1,732,701
Preferred securities	—	82,010	—	82,010
Rights & warrants	203	—	—	203
Convertible stocks	158,096	—	—	158,096
Short-term securities	5,865,132	—	—	5,865,132
Total	$85,736,789	$12,623,200	$—	$98,359,989

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Fundamental Investors	15

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

16	Fundamental Investors

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Fundamental Investors	17

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$372,636
Undistributed long-term capital gains	1,323,726
Post-October capital loss deferral*	(82,242)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,100,045
Gross unrealized depreciation on investments	(3,829,217)
Net unrealized appreciation on investments	30,270,828
Cost of investments	68,089,161

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020						Year ended December 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$302,636		$690,446		$993,082		$825,499		$3,156,847	$3,982,346
Class C	4,126		23,616		27,742		15,859		116,925	132,784
Class T	—	†	—	†	—	†	—	†	1	1
Class F-1	13,425		30,455		43,880		39,438		155,470	194,908
Class F-2	67,958		129,288		197,246		177,322		602,873	780,195
Class F-3	52,256		93,395		145,651		127,770		418,682	546,452
Class 529-A	14,672		34,881		49,553		39,232		156,084	195,316
Class 529-C	641		3,945		4,586		2,490		19,773	22,263
Class 529-E	395		1,140		1,535		1,123		5,221	6,344
Class 529-T	—	†	—	†	—	†	—	†	1	1
Class 529-F-1	1,286		2,506		3,792		3,057		10,659	13,716
Class R-1	233		1,557		1,790		1,002		7,612	8,614
Class R-2	1,368		8,709		10,077		5,514		41,384	46,898
Class R-2E	313		1,167		1,480		910		5,056	5,966
Class R-3	7,311		22,756		30,067		23,675		112,751	136,426
Class R-4	9,926		22,602		32,528		29,564		111,644	141,208
Class R-5E	2,404		4,744		7,148		5,800		20,720	26,520
Class R-5	8,583		15,677		24,260		24,473		76,552	101,025
Class R-6	131,816		236,958		368,774		313,476		1,016,642	1,330,118
Total	$619,349		$1,323,842		$1,943,191		$1,636,204		$6,034,897	$7,671,101

†	Amount less than one thousand.

18	Fundamental Investors

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.229% on such assets in excess of $89 billion. For the six months ended June 30, 2020, the investment advisory services fee was $117,524,000, which was equivalent to an annualized rate of 0.242% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Fundamental Investors	19

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Fundamental Investors

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$62,386	$22,065		$7,588		Not applicable
Class C	8,818	773		268		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,028	1,528		365		Not applicable
Class F-2	Not applicable	5,334		1,438		Not applicable
Class F-3	Not applicable	262		1,024		Not applicable
Class 529-A	2,968	1,003		380		$787
Class 529-C	1,472	121		45		94
Class 529-E	205	16		13		26
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	71		27		56
Class R-1	579	65		17		Not applicable
Class R-2	2,390	1,145		96		Not applicable
Class R-2E	249	87		12		Not applicable
Class R-3	4,255	1,325		255		Not applicable
Class R-4	2,126	880		255		Not applicable
Class R-5E	Not applicable	266		52		Not applicable
Class R-5	Not applicable	301		175		Not applicable
Class R-6	Not applicable	34		2,572		Not applicable
Total class-specific expenses	$88,476	$35,276		$14,582		$963

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $187,000 in the fund’s statement of operations reflects $286,000 in current fees (either paid in cash or deferred) and a net decrease of $99,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Fundamental Investors	21

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,323,582,000 and $946,131,000, respectively, which generated $191,407,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$2,077,713	37,738	$976,564		17,833		$(4,008,003)	(73,460)	$(953,726)	(17,889)
Class C	122,071	2,240	27,573		492		(297,018)	(5,357)	(147,374)	(2,625)
Class T	—	—	—		—		—	—	—	—
Class F-1	160,300	2,845	43,182		792		(516,596)	(9,262)	(313,114)	(5,625)
Class F-2	1,275,611	23,018	190,907		3,514		(1,801,784)	(33,053)	(335,266)	(6,521)
Class F-3	801,240	14,434	144,769		2,669		(988,163)	(18,103)	(42,154)	(1,000)
Class 529-A	128,425	2,271	49,540		905		(187,323)	(3,320)	(9,358)	(144)
Class 529-C	14,517	258	4,584		81		(45,212)	(786)	(26,111)	(447)
Class 529-E	3,819	68	1,535		28		(7,539)	(134)	(2,185)	(38)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	18,633	332	3,791		70		(16,409)	(291)	6,015	111
Class R-1	8,256	156	1,799		32		(18,698)	(332)	(8,643)	(144)
Class R-2	67,810	1,222	10,074		180		(113,535)	(2,032)	(35,651)	(630)
Class R-2E	11,631	211	1,480		27		(11,375)	(206)	1,736	32
Class R-3	131,775	2,372	30,029		544		(316,584)	(5,604)	(154,780)	(2,688)
Class R-4	126,631	2,290	32,516		596		(303,712)	(5,431)	(144,565)	(2,545)
Class R-5E	43,402	758	7,148		131		(46,346)	(834)	4,204	55
Class R-5	68,351	1,226	24,250		446		(183,370)	(3,227)	(90,769)	(1,555)
Class R-6	1,663,274	31,214	367,758		6,775		(1,516,795)	(26,999)	514,237	10,990
Total net increase (decrease)	$6,723,459	122,653	$1,917,499		35,115		$(10,378,462)	(188,431)	$(1,737,504)	(30,663)

22	Fundamental Investors

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$2,989,256	50,851	$3,915,068	64,266		$(5,948,240)	(100,408)	$956,084	14,709
Class C	205,991	3,531	131,826	2,172		(624,128)	(10,667)	(286,311)	(4,964)
Class T	—	—	—	—		—	—	—	—
Class F-1	364,116	6,223	191,924	3,152		(570,891)	(9,677)	(14,851)	(302)
Class F-2	2,259,826	38,491	754,040	12,387		(2,477,893)	(41,907)	535,973	8,971
Class F-3	1,805,542	30,611	542,040	8,902		(1,261,328)	(21,244)	1,086,254	18,269
Class 529-A	255,240	4,327	195,208	3,209		(370,282)	(6,279)	80,166	1,257
Class 529-C	34,820	593	22,254	365		(107,220)	(1,823)	(50,146)	(865)
Class 529-E	6,718	114	6,342	104		(16,137)	(275)	(3,077)	(57)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	38,637	656	13,710	225		(33,622)	(571)	18,725	310
Class R-1	13,897	238	8,563	141		(40,618)	(690)	(18,158)	(311)
Class R-2	114,821	1,969	46,854	772		(202,342)	(3,471)	(40,667)	(730)
Class R-2E	25,495	440	5,966	98		(18,579)	(317)	12,882	221
Class R-3	239,674	4,103	136,267	2,242		(604,921)	(10,292)	(228,980)	(3,947)
Class R-4	225,579	3,859	141,194	2,326		(609,728)	(10,367)	(242,955)	(4,182)
Class R-5E	109,387	1,859	26,518	437		(62,175)	(1,051)	73,730	1,245
Class R-5	108,641	1,847	100,982	1,660		(416,578)	(7,035)	(206,955)	(3,528)
Class R-6	2,308,441	39,703	1,330,072	21,838		(1,514,228)	(25,391)	2,124,285	36,150
Total net increase (decrease)	$11,106,081	189,415	$7,568,829	124,296		$(14,878,910)	(251,465)	$3,796,000	62,246

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,061,340,000 and $30,047,326,000, respectively, during the six months ended June 30, 2020.

Fundamental Investors	23

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[4,5]	$62.02	$.48	$(4.07)	$(3.59)
12/31/2019	52.29	.98	13.30	14.28
12/31/2018	62.21	1.01	(5.19)	(4.18)
12/31/2017	54.44	.93	11.65	12.58
12/31/2016	50.71	.87	5.43	6.30
12/31/2015	52.06	.77	.97	1.74
Class C:
6/30/2020[4,5]	61.66	.27	(4.01)	(3.74)
12/31/2019	52.00	.52	13.23	13.75
12/31/2018	61.88	.50	(5.15)	(4.65)
12/31/2017	54.18	.45	11.58	12.03
12/31/2016	50.48	.45	5.40	5.85
12/31/2015	51.83	.35	.97	1.32
Class T:
6/30/2020[4,5]	62.02	.56	(4.10)	(3.54)
12/31/2019	52.28	1.12	13.32	14.44
12/31/2018	62.20	1.14	(5.19)	(4.05)
12/31/2017[4,10]	57.85	.81	8.30	9.11
Class F-1:
6/30/2020[4,5]	61.98	.47	(4.07)	(3.60)
12/31/2019	52.26	.94	13.29	14.23
12/31/2018	62.17	.96	(5.18)	(4.22)
12/31/2017	54.41	.88	11.65	12.53
12/31/2016	50.69	.83	5.42	6.25
12/31/2015	52.03	.74	.97	1.71
Class F-2:
6/30/2020[4,5]	62.00	.55	(4.09)	(3.54)
12/31/2019	52.27	1.10	13.30	14.40
12/31/2018	62.19	1.13	(5.19)	(4.06)
12/31/2017	54.43	1.00	11.68	12.68
12/31/2016	50.70	.99	5.41	6.40
12/31/2015	52.04	.88	.97	1.85
Class F-3:
6/30/2020[4,5]	62.00	.58	(4.09)	(3.51)
12/31/2019	52.27	1.17	13.29	14.46
12/31/2018	62.19	1.19	(5.19)	(4.00)
12/31/2017[4,11]	56.55	1.11	9.52	10.63

24	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.34)	$(.78)	$(1.12)	$57.31	(5.70)%[6]	$51,380		.62%[7]		1.72%[7]
(.94)	(3.61)	(4.55)	62.02	27.61	56,715		.61		1.65
(.99)	(4.75)	(5.74)	52.29	(6.60)	47,045		.59		1.61
(.91)	(3.90)	(4.81)	62.21	23.37	53,885		.60		1.55
(.87)	(1.70)	(2.57)	54.44	12.54	47,308		.61		1.68
(.77)	(2.32)	(3.09)	50.71	3.38	44,596		.60		1.47

(.13)	(.78)	(.91)	57.01	(6.05)[6]	1,756		1.36	[7]	.98	[7]
(.48)	(3.61)	(4.09)	61.66	26.66	2,061		1.37		.89
(.48)	(4.75)	(5.23)	52.00	(7.35)	1,996		1.39		.81
(.43)	(3.90)	(4.33)	61.88	22.37	2,535		1.40		.75
(.45)	(1.70)	(2.15)	54.18	11.64	2,426		1.41		.87
(.35)	(2.32)	(2.67)	50.48	2.56	2,435		1.40		.67

(.41)	(.78)	(1.19)	57.29	(5.59)[6,8]	—	[9]	.36	[7,8]	1.97	[7,8]
(1.09)	(3.61)	(4.70)	62.02	27.95 [8]	—	[9]	.37	[8]	1.90	[8]
(1.12)	(4.75)	(5.87)	52.28	(6.41)[8]	—	[9]	.38	[8]	1.82	[8]
(.86)	(3.90)	(4.76)	62.20	15.96 [6,8]	—	[9]	.39	[7,8]	1.80	[7,8]

(.32)	(.78)	(1.10)	57.28	(5.73)[6]	2,238		.66	[7]	1.68	[7]
(.90)	(3.61)	(4.51)	61.98	27.53	2,771		.66		1.60
(.94)	(4.75)	(5.69)	52.26	(6.67)	2,352		.67		1.52
(.87)	(3.90)	(4.77)	62.17	23.27	2,970		.67		1.47
(.83)	(1.70)	(2.53)	54.41	12.45	2,688		.68		1.61
(.73)	(2.32)	(3.05)	50.69	3.33	4,819		.67		1.40

(.40)	(.78)	(1.18)	57.28	(5.60)[6]	9,623		.39	[7]	1.94	[7]
(1.06)	(3.61)	(4.67)	62.00	27.87	10,821		.40		1.86
(1.11)	(4.75)	(5.86)	52.27	(6.43)	8,654		.41		1.80
(1.02)	(3.90)	(4.92)	62.19	23.57	7,688		.42		1.68
(.97)	(1.70)	(2.67)	54.43	12.77	8,424		.41		1.88
(.87)	(2.32)	(3.19)	50.70	3.61	4,389		.41		1.67

(.43)	(.78)	(1.21)	57.28	(5.56)[6]	6,959		.29	[7]	2.04	[7]
(1.12)	(3.61)	(4.73)	62.00	28.01	7,595		.30		1.97
(1.17)	(4.75)	(5.92)	52.27	(6.34)	5,448		.31		1.89
(1.09)	(3.90)	(4.99)	62.19	19.08 [6]	5,541		.31	[7]	1.96	[7]

See end of table for footnotes.

Fundamental Investors	25

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[4,5]	$61.92	$.47	$(4.07)	$(3.60)
12/31/2019	52.21	.94	13.28	14.22
12/31/2018	62.12	.96	(5.18)	(4.22)
12/31/2017	54.37	.88	11.64	12.52
12/31/2016	50.65	.83	5.42	6.25
12/31/2015	52.00	.72	.97	1.69
Class 529-C:
6/30/2020[4,5]	61.90	.26	(4.03)	(3.77)
12/31/2019	52.19	.50	13.27	13.77
12/31/2018	62.08	.48	(5.18)	(4.70)
12/31/2017	54.31	.41	11.62	12.03
12/31/2016	50.60	.42	5.41	5.83
12/31/2015	51.95	.31	.97	1.28
Class 529-E:
6/30/2020[4,5]	61.85	.41	(4.05)	(3.64)
12/31/2019	52.16	.81	13.26	14.07
12/31/2018	62.06	.81	(5.17)	(4.36)
12/31/2017	54.33	.74	11.62	12.36
12/31/2016	50.61	.71	5.41	6.12
12/31/2015	51.96	.59	.97	1.56
Class 529-T:
6/30/2020[4,5]	62.02	.54	(4.09)	(3.55)
12/31/2019	52.28	1.09	13.31	14.40
12/31/2018	62.20	1.10	(5.18)	(4.08)
12/31/2017[4,10]	57.85	.78	8.30	9.08
Class 529-F-1:
6/30/2020[4,5]	61.85	.53	(4.07)	(3.54)
12/31/2019	52.15	1.08	13.27	14.35
12/31/2018	62.07	1.10	(5.19)	(4.09)
12/31/2017	54.34	1.01	11.62	12.63
12/31/2016	50.62	.94	5.42	6.36
12/31/2015	51.97	.83	.97	1.80
Class R-1:
6/30/2020[4,5]	61.65	.26	(4.01)	(3.75)
12/31/2019	52.00	.50	13.23	13.73
12/31/2018	61.88	.49	(5.16)	(4.67)
12/31/2017	54.18	.44	11.59	12.03
12/31/2016	50.49	.45	5.39	5.84
12/31/2015	51.83	.35	.97	1.32

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.33)	$(.78)	$(1.11)	$57.21	(5.73)%[6]	$2,588		.66%[7]		1.67%[7]
(.90)	(3.61)	(4.51)	61.92	27.53	2,810		.67		1.60
(.94)	(4.75)	(5.69)	52.21	(6.68)	2,304		.67		1.53
(.87)	(3.90)	(4.77)	62.12	23.28	2,533		.67		1.47
(.83)	(1.70)	(2.53)	54.37	12.44	1,995		.69		1.60
(.72)	(2.32)	(3.04)	50.65	3.28	1,795		.70		1.37

(.11)	(.78)	(.89)	57.24	(6.07)[6]	298		1.40	[7]	.93	[7]
(.45)	(3.61)	(4.06)	61.90	26.59	350		1.41		.84
(.44)	(4.75)	(5.19)	52.19	(7.39)	340		1.43		.76
(.36)	(3.90)	(4.26)	62.08	22.32	430		1.45		.69
(.42)	(1.70)	(2.12)	54.31	11.57	479		1.47		.82
(.31)	(2.32)	(2.63)	50.60	2.48	451		1.48		.59

(.27)	(.78)	(1.05)	57.16	(5.82)[6]	84		.87	[7]	1.46	[7]
(.77)	(3.61)	(4.38)	61.85	27.24	94		.89		1.37
(.79)	(4.75)	(5.54)	52.16	(6.88)	82		.90		1.29
(.73)	(3.90)	(4.63)	62.06	22.97	93		.91		1.24
(.70)	(1.70)	(2.40)	54.33	12.20	80		.93		1.36
(.59)	(2.32)	(2.91)	50.61	3.04	73		.94		1.13

(.40)	(.78)	(1.18)	57.29	(5.61)[6,8]	—	[9]	.41	[7,8]	1.92	[7,8]
(1.05)	(3.61)	(4.66)	62.02	27.86 [8]	—	[9]	.42	[8]	1.85	[8]
(1.09)	(4.75)	(5.84)	52.28	(6.46)[8]	—	[9]	.44	[8]	1.76	[8]
(.83)	(3.90)	(4.73)	62.20	15.90 [6,8]	—	[9]	.45	[7,8]	1.75	[7,8]

(.40)	(.78)	(1.18)	57.13	(5.63)[6]	187		.42	[7]	1.90	[7]
(1.04)	(3.61)	(4.65)	61.85	27.84	196		.43		1.83
(1.08)	(4.75)	(5.83)	52.15	(6.48)	149		.44		1.76
(1.00)	(3.90)	(4.90)	62.07	23.53	137		.45		1.69
(.94)	(1.70)	(2.64)	54.34	12.71	98		.48		1.82
(.83)	(2.32)	(3.15)	50.62	3.51	83		.48		1.59

(.12)	(.78)	(.90)	57.00	(6.07)[6]	114		1.39	[7]	.94	[7]
(.47)	(3.61)	(4.08)	61.65	26.60	132		1.40		.86
(.46)	(4.75)	(5.21)	52.00	(7.38)	128		1.41		.78
(.43)	(3.90)	(4.33)	61.88	22.37	160		1.41		.74
(.45)	(1.70)	(2.15)	54.18	11.65	145		1.41		.88
(.34)	(2.32)	(2.66)	50.49	2.55	151		1.40		.66

See end of table for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[4,5]	$61.61	$.26	$(4.02)	$(3.76)
12/31/2019	51.97	.51	13.22	13.73
12/31/2018	61.86	.49	(5.15)	(4.66)
12/31/2017	54.16	.44	11.59	12.03
12/31/2016	50.47	.46	5.39	5.85
12/31/2015	51.82	.37	.97	1.34
Class R-2E:
6/30/2020[4,5]	61.67	.35	(4.04)	(3.69)
12/31/2019	52.02	.69	13.23	13.92
12/31/2018	61.92	.69	(5.16)	(4.47)
12/31/2017	54.24	.64	11.58	12.22
12/31/2016	50.56	.66	5.38	6.04
12/31/2015	52.03	.69	.90	1.59
Class R-3:
6/30/2020[4,5]	61.84	.39	(4.04)	(3.65)
12/31/2019	52.15	.77	13.27	14.04
12/31/2018	62.05	.78	(5.18)	(4.40)
12/31/2017	54.31	.71	11.63	12.34
12/31/2016	50.60	.69	5.41	6.10
12/31/2015	51.94	.59	.97	1.56
Class R-4:
6/30/2020[4,5]	61.87	.48	(4.07)	(3.59)
12/31/2019	52.17	.95	13.28	14.23
12/31/2018	62.07	.96	(5.17)	(4.21)
12/31/2017	54.33	.89	11.63	12.52
12/31/2016	50.62	.85	5.40	6.25
12/31/2015	51.96	.75	.97	1.72
Class R-5E:
6/30/2020[4,5]	61.90	.53	(4.08)	(3.55)
12/31/2019	52.19	1.09	13.28	14.37
12/31/2018	62.12	1.14	(5.22)	(4.08)
12/31/2017	54.38	1.02	11.64	12.66
12/31/2016	50.69	1.03	5.30	6.33
12/31/2015[4,12]	53.80	.11	(1.16)	(1.05)
Class R-5:
6/30/2020[4,5]	62.08	.56	(4.09)	(3.53)
12/31/2019	52.33	1.13	13.33	14.46
12/31/2018	62.25	1.16	(5.19)	(4.03)
12/31/2017	54.47	1.07	11.67	12.74
12/31/2016	50.74	1.00	5.43	6.43
12/31/2015	52.08	.90	.98	1.88

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.12)	$(.78)	$(.90)	$56.95	(6.08)%[6]	$643		1.39%[7]		.94%[7]
(.48)	(3.61)	(4.09)	61.61	26.62	734		1.40		.87
(.48)	(4.75)	(5.23)	51.97	(7.37)	658		1.41		.79
(.43)	(3.90)	(4.33)	61.86	22.39	797		1.40		.74
(.46)	(1.70)	(2.16)	54.16	11.65	744		1.39		.89
(.37)	(2.32)	(2.69)	50.47	2.61	734		1.35		.72

(.21)	(.78)	(.99)	56.99	(5.94)[6]	86		1.09	[7]	1.23	[7]
(.66)	(3.61)	(4.27)	61.67	26.99	91		1.09		1.17
(.68)	(4.75)	(5.43)	52.02	(7.08)	65		1.11		1.10
(.64)	(3.90)	(4.54)	61.92	22.74	56		1.10		1.06
(.66)	(1.70)	(2.36)	54.24	12.04	20		1.10		1.26
(.74)	(2.32)	(3.06)	50.56	3.09	1		1.13		1.37

(.25)	(.78)	(1.03)	57.16	(5.85)[6]	1,682		.94	[7]	1.39	[7]
(.74)	(3.61)	(4.35)	61.84	27.17	1,986		.94		1.31
(.75)	(4.75)	(5.50)	52.15	(6.95)	1,880		.96		1.24
(.70)	(3.90)	(4.60)	62.05	22.93	2,360		.95		1.19
(.69)	(1.70)	(2.39)	54.31	12.15	2,181		.96		1.33
(.58)	(2.32)	(2.90)	50.60	3.03	2,237		.95		1.12

(.33)	(.78)	(1.11)	57.17	(5.70)[6]	1,675		.64	[7]	1.70	[7]
(.92)	(3.61)	(4.53)	61.87	27.57	1,970		.64		1.62
(.94)	(4.75)	(5.69)	52.17	(6.65)	1,879		.65		1.54
(.88)	(3.90)	(4.78)	62.07	23.30	2,523		.65		1.49
(.84)	(1.70)	(2.54)	54.33	12.47	2,318		.66		1.63
(.74)	(2.32)	(3.06)	50.62	3.36	2,289		.65		1.42

(.39)	(.78)	(1.17)	57.18	(5.62)[6]	354		.43	[7]	1.90	[7]
(1.05)	(3.61)	(4.66)	61.90	27.85	379		.43		1.84
(1.10)	(4.75)	(5.85)	52.19	(6.45)	255		.45		1.86
(1.02)	(3.90)	(4.92)	62.12	23.54	16		.44		1.70
(.94)	(1.70)	(2.64)	54.38	12.62	10		.57		1.99
(.35)	(1.71)	(2.06)	50.69	(1.95)[6]	—	[9]	.05	[6]	.21	[6]

(.42)	(.78)	(1.20)	57.35	(5.57)[6]	1,162		.33	[7]	2.00	[7]
(1.10)	(3.61)	(4.71)	62.08	27.95	1,354		.34		1.91
(1.14)	(4.75)	(5.89)	52.33	(6.37)	1,326		.35		1.84
(1.06)	(3.90)	(4.96)	62.25	23.68	2,041		.35		1.79
(1.00)	(1.70)	(2.70)	54.47	12.81	1,800		.35		1.93
(.90)	(2.32)	(3.22)	50.74	3.66	1,914		.35		1.72

See end of table for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[4,5]	$62.04	$.57	$(4.08)	$(3.51)
12/31/2019	52.30	1.17	13.31	14.48
12/31/2018	62.22	1.19	(5.19)	(4.00)
12/31/2017	54.45	1.10	11.66	12.76
12/31/2016	50.72	1.04	5.42	6.46
12/31/2015	52.06	.93	.97	1.90

	Six months ended June 30,	Year ended December 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[13]	26%	40%	34%	29%	24%	27%

See notes to financial statements.

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(.44)	$(.78)	$(1.22)	$57.31	(5.55)%[6]	$17,681	.28%[7]	2.04%[7]
(1.13)	(3.61)	(4.74)	62.04	28.01	18,458	.29	1.98
(1.17)	(4.75)	(5.92)	52.30	(6.33)	13,670	.30	1.90
(1.09)	(3.90)	(4.99)	62.22	23.72	12,701	.30	1.84
(1.03)	(1.70)	(2.73)	54.45	12.88	8,948	.31	1.99
(.92)	(2.32)	(3.24)	50.72	3.71	6,590	.31	1.77

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Fundamental Investors	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	Fundamental Investors

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2020	6/30/2020	during period*	expense ratio
Class A – actual return	$1,000.00	$943.04	$3.00	.62%
Class A – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class C – actual return	1,000.00	939.52	6.56	1.36
Class C – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class T – actual return	1,000.00	944.08	1.74	.36
Class T – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class F-1 – actual return	1,000.00	942.66	3.19	.66
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class F-2 – actual return	1,000.00	944.03	1.89	.39
Class F-2 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class F-3 – actual return	1,000.00	944.44	1.40	.29
Class F-3 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 529-A – actual return	1,000.00	942.71	3.19	.66
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-C – actual return	1,000.00	939.31	6.75	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class 529-E – actual return	1,000.00	941.83	4.20	.87
Class 529-E – assumed 5% return	1,000.00	1,020.54	4.37	.87
Class 529-T – actual return	1,000.00	943.85	1.98	.41
Class 529-T – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-F-1 – actual return	1,000.00	943.73	2.03	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class R-1 – actual return	1,000.00	939.30	6.70	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2 – actual return	1,000.00	939.22	6.70	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2E – actual return	1,000.00	940.62	5.26	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.47	1.09
Class R-3 – actual return	1,000.00	941.54	4.54	.94
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 – actual return	1,000.00	942.96	3.09	.64
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5E – actual return	1,000.00	943.76	2.08	.43
Class R-5E – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class R-5 – actual return	1,000.00	944.27	1.60	.33
Class R-5 – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class R-6 – actual return	1,000.00	944.53	1.35	.28
Class R-6 – assumed 5% return	1,000.00	1,023.47	1.41	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Fundamental Investors	33

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34	Fundamental Investors

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Fundamental Investors	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®

Investment portfolio

June 30, 2020

unaudited

Common stocks 93.65% Information technology 22.21%	Shares	Value (000)
Microsoft Corp.	26,245,668	$5,341,256
Broadcom Inc.	10,490,860	3,311,020
ASML Holding NV1	3,986,767	1,461,463
ASML Holding NV (New York registered) (ADR)	788,679	290,257
Intel Corp.	18,787,606	1,124,062
Taiwan Semiconductor Manufacturing Company, Ltd.1	77,246,000	817,420
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,547,515	144,623
Advanced Micro Devices, Inc.2	14,367,238	755,860
Samsung Electronics Co., Ltd.1	12,708,781	563,369
Texas Instruments Inc.	3,770,000	478,677
Visa Inc., Class A	2,415,190	466,542
NortonLifeLock Inc.	23,164,083	459,344
Mastercard Inc., Class A	1,525,000	450,943
Applied Materials, Inc.	7,264,015	439,110
Apple Inc.	1,126,283	410,868
Autodesk, Inc.2	1,649,819	394,620
ServiceNow, Inc.2	904,826	366,509
KLA Corp.	1,743,300	339,037
QUALCOMM Inc.	3,560,000	324,708
HubSpot, Inc.2	1,435,784	322,118
Arista Networks, Inc.2	1,467,000	308,114
RingCentral, Inc., Class A2	1,062,822	302,915
TE Connectivity Ltd.	3,500,000	285,425
Square, Inc., Class A2	2,074,738	217,723
PayPal Holdings, Inc.2	1,199,771	209,036
Motorola Solutions, Inc.	1,450,000	203,189
Adobe Inc.2	434,453	189,122
International Business Machines Corp.	1,400,000	169,078
SK hynix, Inc.1	2,168,900	155,155
Dell Technologies Inc., Class C2	2,750,000	151,085
NetApp, Inc.	2,859,941	126,896
Dassault Systemes SA1	652,000	112,368
EPAM Systems, Inc.2	444,932	112,127
Smartsheet Inc., Class A2	2,112,998	107,594
Ceridian HCM Holding Inc.2	1,276,000	101,149
Shopify Inc., Class A, subordinate voting shares2	92,000	87,326
ON Semiconductor Corp.2	4,317,068	85,564
Keyence Corp.1	200,000	83,504
LiveRamp Holdings, Inc.2	1,652,942	70,200
Cree, Inc.2	1,178,799	69,773
Edenred SA1	1,584,452	69,220
Lam Research Corp.	213,663	69,111
SAP SE1	485,511	67,581
VeriSign, Inc.2	309,500	64,014
Global Payments Inc.	376,988	63,945
SYNNEX Corp.	515,000	61,682

Fundamental Investors — Page 1 of 8

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
MongoDB, Inc., Class A2	161,972	$36,661
Micron Technology, Inc.2	682,400	35,157
		21,876,520
Health care 14.52%
UnitedHealth Group Inc.	7,524,977	2,219,492
Regeneron Pharmaceuticals, Inc.2	2,223,049	1,386,405
Centene Corp.2	13,030,582	828,094
Thermo Fisher Scientific Inc.	2,114,288	766,091
Pfizer Inc.	23,355,786	763,734
Cigna Corp.	3,706,265	695,481
Vertex Pharmaceuticals Inc.2	2,251,696	653,690
Gilead Sciences, Inc.	6,073,500	467,295
Boston Scientific Corp.2	13,037,700	457,754
AstraZeneca PLC1	4,026,984	419,800
Illumina, Inc.2	1,085,000	401,830
Humana Inc.	1,005,912	390,042
Molina Healthcare, Inc.2	2,180,689	388,119
Seattle Genetics, Inc.2	2,219,070	377,064
Daiichi Sankyo Company, Ltd.1	4,493,600	366,977
Eli Lilly and Company	1,976,729	324,539
Anthem, Inc.	1,218,490	320,439
CVS Health Corp.	4,284,322	278,352
GlaxoSmithKline PLC1	11,780,529	238,696
GlaxoSmithKline PLC (ADR)	400,000	16,316
Abbott Laboratories	2,603,084	238,000
Bristol-Myers Squibb Company	4,000,000	235,200
ResMed Inc.	1,135,000	217,920
Allakos Inc.2,3	2,822,500	202,825
Ultragenyx Pharmaceutical Inc.2	2,257,370	176,572
Merck & Co., Inc.	1,857,909	143,672
Danaher Corp.	728,928	128,896
Edwards Lifesciences Corp.2	1,788,090	123,575
Neurocrine Biosciences, Inc.2	1,009,208	123,123
Teva Pharmaceutical Industries Ltd. (ADR)2	9,010,500	111,099
GW Pharmaceuticals PLC (ADR)2	824,875	101,229
DexCom, Inc.2	235,000	95,269
Roche Holding AG, nonvoting, non-registered shares1	228,860	79,239
Bluebird Bio, Inc.2	1,285,570	78,471
Incyte Corp.2	672,772	69,948
10X Genomics, Inc., Class A2	765,000	68,322
Novo Nordisk A/S, Class B1	908,468	58,788
Notre Dame Intermédica Participações SA	4,645,000	58,091
AmerisourceBergen Corp.	566,700	57,106
Cortexyme, Inc.2	1,081,672	50,081
Zimmer Biomet Holdings, Inc.	352,100	42,027
BioMarin Pharmaceutical Inc.2	176,266	21,741
Teladoc Health, Inc.2	95,000	18,130
Tandem Diabetes Care, Inc.2	158,000	15,629
Bausch Health Companies Inc.2	750,000	13,718
Allogene Therapeutics, Inc.2	294,324	12,603
Sage Therapeutics, Inc.2	162,252	6,746
		14,308,230

Fundamental Investors — Page 2 of 8

unaudited

Common stocks (continued) Communication services 10.96%	Shares	Value (000)
Facebook, Inc., Class A2	12,994,316	$2,950,619
Alphabet Inc., Class C2	1,002,051	1,416,510
Alphabet Inc., Class A2	276,568	392,187
Netflix, Inc.2	3,724,733	1,694,903
Comcast Corp., Class A	36,736,328	1,431,982
Charter Communications, Inc., Class A2	1,959,268	999,305
Activision Blizzard, Inc.	8,197,863	622,218
Walt Disney Company	3,200,000	356,832
Sea Ltd., Class A (ADR)2	1,863,000	199,788
T-Mobile US, Inc.2	1,610,331	167,716
Verizon Communications Inc.	2,500,000	137,825
JOYY Inc., Class A (ADR)2	1,365,000	120,871
Snap Inc., Class A2	4,041,418	94,933
HUYA, Inc. (ADR)2	4,363,000	81,457
SoftBank Group Corp.1	1,299,800	65,494
Pinterest, Inc., Class A2	1,967,400	43,617
GCI Liberty, Inc., Class A2	311,641	22,164
		10,798,421
Financials 10.28%
Berkshire Hathaway Inc., Class B2	5,047,200	900,976
Berkshire Hathaway Inc., Class A2	1,042	278,526
JPMorgan Chase & Co.	10,088,879	948,960
The Blackstone Group Inc., Class A	11,578,023	656,011
Truist Financial Corp.	14,215,750	533,801
CME Group Inc., Class A	3,122,189	507,481
Intercontinental Exchange, Inc.	4,748,376	434,951
Apollo Global Management, Inc., Class A	7,559,611	377,376
BlackRock, Inc.	686,597	373,571
Aon PLC, Class A	1,921,102	370,004
KKR & Co. Inc.	11,415,800	352,520
Goldman Sachs Group, Inc.	1,769,663	349,721
Citigroup Inc.	6,475,700	330,908
Legal & General Group PLC1	109,763,993	299,741
Chubb Ltd.	1,925,281	243,779
HDFC Bank Ltd.1	15,876,000	226,306
Capital One Financial Corp.	3,455,000	216,248
Sberbank of Russia PJSC (ADR)1,2	18,608,000	211,403
Marsh & McLennan Companies, Inc.	1,950,000	209,371
Arthur J. Gallagher & Co.	1,668,300	162,643
First Republic Bank	1,525,696	161,709
Kotak Mahindra Bank Ltd.1	8,583,320	154,894
Arch Capital Group Ltd.2	5,399,946	154,708
Moody’s Corp.	554,926	152,455
Synchrony Financial	6,725,000	149,026
S&P Global Inc.	444,800	146,553
Barclays PLC1	103,429,346	146,329
Willis Towers Watson PLC	711,300	140,091
Discover Financial Services	2,500,000	125,225
Wells Fargo & Company	4,667,110	119,478
AIA Group Ltd.1	11,643,400	108,366
Zurich Insurance Group AG1	246,500	86,809
Travelers Companies, Inc.	610,700	69,650
Ares Management Corp., Class A	1,721,922	68,360
Hong Kong Exchanges and Clearing Ltd.1	1,492,100	63,591

Fundamental Investors — Page 3 of 8

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H1	5,875,000	$58,674
PNC Financial Services Group, Inc.	450,000	47,345
Bank of Ireland Group PLC1,2	23,127,285	47,108
Brookfield Asset Management Inc., Class A	1,275,000	41,948
Toronto-Dominion Bank (CAD denominated)	800,000	35,704
Progressive Corp.	341,700	27,374
Bank of Nova Scotia (CAD denominated)	600,000	24,829
Bank of America Corp.	701,400	16,658
		10,131,181
Consumer staples 8.42%
British American Tobacco PLC1	41,308,162	1,587,118
British American Tobacco PLC (ADR)	1,679,000	65,179
Altria Group, Inc.	37,671,157	1,478,593
Philip Morris International Inc.	19,228,463	1,347,146
Conagra Brands, Inc.	17,596,760	618,878
Keurig Dr Pepper Inc.	16,692,000	474,053
Nestlé SA1	3,284,374	362,842
Colgate-Palmolive Company	4,624,000	338,754
Mondelez International, Inc.	6,365,000	325,442
Walmart Inc.	2,370,000	283,879
Costco Wholesale Corp.	747,666	226,700
Procter & Gamble Company	1,800,000	215,226
Estée Lauder Companies Inc., Class A	790,000	149,057
Archer Daniels Midland Company	3,700,000	147,630
Unilever PLC1	1,800,000	97,052
Unilever PLC (ADR)	700,000	38,416
Kellogg Co.	1,800,000	118,908
Reckitt Benckiser Group PLC (ADR)	3,691,045	68,266
ITC Ltd.1,2	24,783,011	64,093
Sysco Corp.	1,144,800	62,575
Kraft Heinz Company	1,766,900	56,346
Church & Dwight Co., Inc.	649,876	50,235
General Mills, Inc.	686,800	42,341
Constellation Brands, Inc., Class A	237,500	41,551
Anheuser-Busch InBev SA/NV1	624,625	30,786
		8,291,066
Consumer discretionary 8.22%
Amazon.com, Inc.2	1,305,715	3,602,233
Prosus NV1,2	5,876,000	545,353
Dollar General Corp.	2,157,200	410,968
Domino’s Pizza, Inc.	1,084,937	400,819
Target Corp.	2,760,000	331,007
Restaurant Brands International Inc.	6,044,900	330,233
Home Depot, Inc.	1,117,000	279,820
NIKE, Inc., Class B	2,629,157	257,789
LVMH Moët Hennessy-Louis Vuitton SE1	574,200	251,499
Booking Holdings Inc.2	157,051	250,079
Flutter Entertainment PLC (GBP denominated)1	1,244,756	163,227
Flutter Entertainment PLC (EUR denominated)1	645,482	84,728
Burlington Stores, Inc.2	1,235,000	243,208
Marriott International, Inc., Class A	1,820,957	156,111
Galaxy Entertainment Group Ltd.1	21,085,000	143,164
Evolution Gaming Group AB1	2,300,000	136,982

Fundamental Investors — Page 4 of 8

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wynn Resorts, Ltd.	1,752,996	$130,581
TJX Companies, Inc.	1,800,000	91,008
Aramark	3,346,000	75,519
Five Below, Inc.2	605,000	64,680
Las Vegas Sands Corp.	1,126,838	51,316
Darden Restaurants, Inc.	651,200	49,341
Floor & Decor Holdings, Inc., Class A2	800,000	46,120
		8,095,785
Industrials 7.78%
TransDigm Group Inc.	2,114,330	934,640
CSX Corp.	9,999,394	697,358
Parker-Hannifin Corp.	2,954,700	541,508
Honeywell International Inc.	3,657,678	528,864
Boeing Company	2,710,475	496,830
Deere & Company	2,968,619	466,518
Union Pacific Corp.	2,529,919	427,733
Northrop Grumman Corp.	1,275,207	392,050
Airbus SE, non-registered shares1,2	4,910,975	349,459
Safran SA1,2	3,080,468	308,146
Raytheon Technologies Corp.	4,316,391	265,976
Emerson Electric Co.	3,950,000	245,018
Norfolk Southern Corp.	1,356,403	238,144
Lockheed Martin Corp.	581,904	212,348
Armstrong World Industries, Inc.3	2,452,602	191,205
Experian PLC1	4,209,197	146,813
PACCAR Inc.	1,860,000	139,221
Nidec Corp.1	2,000,000	133,534
Waste Connections, Inc.	1,210,757	113,557
Caterpillar Inc.	887,239	112,236
FedEx Corp.	759,355	106,477
Waste Management, Inc.	899,500	95,266
Grafton Group PLC, units1	11,326,372	92,524
L3Harris Technologies, Inc.	474,100	80,440
MTU Aero Engines AG1,2	357,932	61,860
Westinghouse Air Brake Technologies Corp.	836,943	48,183
IMCD NV1,2	500,000	46,940
Lifco AB, Class B1	725,000	45,847
Illinois Tool Works Inc.	200,000	34,970
ABB Ltd1	1,480,397	33,276
United Rentals, Inc.2	190,000	28,318
DSV Panalpina A/S1	194,999	23,789
ASSA ABLOY AB, Class B1	1,000,000	20,304
		7,659,352
Materials 4.82%
Barrick Gold Corp.	16,064,782	432,785
Franco-Nevada Corp. (CAD denominated)	2,721,871	380,232
Franco-Nevada Corp.	183,000	25,554
Linde PLC	1,794,658	380,665
Dow Inc.	9,004,094	367,007
Wheaton Precious Metals Corp.	5,659,000	249,279
Wheaton Precious Metals Corp. (CAD denominated)	1,383,834	60,864
LyondellBasell Industries NV	4,600,514	302,346
Royal Gold, Inc.	2,283,565	283,893

Fundamental Investors — Page 5 of 8

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Corteva, Inc.	7,700,000	$206,283
Eastman Chemical Company	2,768,926	192,828
Rio Tinto PLC1	3,400,000	191,318
LafargeHolcim Ltd.1	4,291,273	187,692
Grupo México, SAB de CV, Series B	75,111,463	174,605
Westlake Chemical Corp.	3,066,409	164,513
Sherwin-Williams Company	275,000	158,909
DuPont de Nemours Inc.	2,832,804	150,507
First Quantum Minerals Ltd.	18,414,374	146,761
Koninklijke DSM NV1	974,814	134,742
Vale SA, ordinary nominative (ADR)	6,481,600	66,825
Vale SA, ordinary nominative	5,919,000	60,865
Norsk Hydro ASA1,2	34,980,669	96,758
Packaging Corp. of America	957,516	95,560
BHP Group PLC1	4,000,000	82,118
PPG Industries, Inc.	660,900	70,095
Asian Paints Ltd.1	2,142,500	48,180
CCL Industries Inc., Class B, nonvoting shares	1,162,000	37,558
		4,748,742
Energy 2.55%
Chevron Corp.	4,916,108	438,664
BP PLC1	74,000,000	281,231
BP PLC (ADR)	1,000,000	23,320
Enbridge Inc. (CAD denominated)	8,413,213	255,817
Baker Hughes Co., Class A	15,918,418	244,985
Suncor Energy Inc.	10,491,740	176,897
Valero Energy Corp.	2,735,000	160,873
Hess Corp.	3,000,000	155,430
EOG Resources, Inc.	3,045,746	154,298
Occidental Petroleum Corp.	5,620,000	102,846
Murphy Oil Corp.	6,780,607	93,572
Keyera Corp.	5,721,978	87,119
Cabot Oil & Gas Corp.	3,886,000	66,762
TC Energy Corp. (CAD denominated)	867,200	37,049
TC Energy Corp.	650,000	27,859
ConocoPhillips	1,399,433	58,804
Pioneer Natural Resources Company	499,905	48,841
Royal Dutch Shell PLC, Class B1	2,721,999	41,190
Canadian Natural Resources, Ltd. (CAD denominated)	1,842,600	31,963
Equitrans Midstream Corp.	3,092,082	25,695
		2,513,215
Utilities 2.13%
Enel SpA1	65,013,957	560,107
DTE Energy Company	2,882,698	309,890
Xcel Energy Inc.	4,400,600	275,037
AES Corp.	18,688,598	270,798
Ørsted AS1	1,961,534	226,223
Sempra Energy	1,427,747	167,375
American Electric Power Company, Inc.	1,100,000	87,604
Exelon Corp.	2,167,933	78,674
CenterPoint Energy, Inc.4	2,446,304	45,673
CenterPoint Energy, Inc.	1,423,800	26,582
CMS Energy Corp.	628,500	36,717

Fundamental Investors — Page 6 of 8

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Brookfield Infrastructure Partners LP	317,100	$13,050
Brookfield Infrastructure Corp., Class A, subordinate voting shares	35,233	1,605
		2,099,335
Real estate 1.76%
Crown Castle International Corp. REIT	2,553,549	427,337
Simon Property Group, Inc. REIT	5,451,146	372,749
Equinix, Inc. REIT	470,211	330,229
American Tower Corp. REIT	795,000	205,539
Gaming and Leisure Properties, Inc. REIT	3,450,000	119,370
Public Storage REIT	461,200	88,500
AGNC Investment Corp. REIT	6,846,600	88,321
Digital Realty Trust, Inc. REIT	583,027	82,854
Brookfield Property Partners LP	1,800,000	17,802
		1,732,701
Total common stocks (cost: $61,780,716,000)		92,254,548
Preferred securities 0.08% Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	2,100,000	82,010
Total preferred securities (cost: $67,922,000)		82,010
Rights & warrants 0.00% Communication services 0.00%
T-Mobile US, Inc., rights, expire 20202	1,209,800	203
Total rights & warrants (cost: $3,047,000)		203
Convertible stocks 0.16% Information technology 0.16%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,873	158,096
Total convertible stocks (cost: $142,408,000)		158,096
Short-term securities 5.96% Money market investments 5.96%
Capital Group Central Cash Fund 0.18%5	58,645,451	5,865,132
Total short-term securities (cost: $5,864,862,000)		5,865,132
Total investment securities 99.85% (cost: $67,858,955,000)		98,359,989
Other assets less liabilities 0.15%		149,769
Net assets 100.00%		$98,509,758

Fundamental Investors — Page 7 of 8

unaudited

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,623,200,000, which represented 12.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,673,000, which represented .05% of the net assets of the fund.
5	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-010-0820O-S78091	Fundamental Investors — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2020